T. Rowe Price
Limited-Term Bond Portfolio

Semiannual Report

June 30, 1998


Dear Investor

The U.S. bond market enjoyed another period of steady economic growth, low inflation, and flat to declining interest rates during the six months ended June 30, 1998. Corporate bonds, in particular high-yield issues, did well, while mortgage-backed bonds were sluggish. In this environment, the Limited-Term Bond Portfolio posted solid returns that outpaced its peer group average.


Market Environment

After pushing short-term interest rates down for most of 1997, investors in the U.S. bond market largely took a wait-and-see attitude over the past six months, given the uncertainty caused by an Asian currency crisis and very strong economic growth. Fortunately, a feared surge in inflation never materialized. The annualized consumer price index (CPI) remained below 2%, and the producer price index (PPI) showed prices flat to declining.

The Federal Reserve, seeing no inflation but remaining anxious about growth, has kept the federal funds target rate at its current level for more than a year. In the absence of Fed action, shorter-term interest rates drifted toward the target rate and then fluctuated within a relatively narrow range. Five-year Treasury rates, for example, swung back and forth in a 24-basis-point band in the last six months (100 basis points equal one percent).

Interest Rate Levels

                   Current         5-Year          2-Year
                   Coupon          Treasury        Treasury
                   GNMA            Note            Note

6/30/97            7.43            6.31            6.01

                   7.00            6.00            5.81

                   7.38            6.22            5.98

9/97               6.98            5.94            5.76

                   6.95            5.78            5.66

                   6.99            5.82            5.73

12/97              6.90            5.71            5.66

                   6.63            5.48            5.40

                   6.87            5.60            5.54

3/98               6.62            5.62            5.57

                   6.67            5.72            5.66

                   6.63            5.57            5.56

6/30/98            6.59            5.50            5.51


The fallout from the Asian currency crisis was surprisingly beneficial. As many economists predicted, weak currency caused many Asian nations to boost exports, and the resulting influx of inexpensive goods was among the reasons domestic inflation remained tame during the period.

Corporate bonds outperformed lower-yielding Treasuries. High-yield bonds performed well for a while in response to the strong economy, even though they struggled somewhat late in the period as Asian problems hurt corporate earnings. Investors shied away from mortgage-backed bonds, as a year of declining interest rates sparked a flurry of mortgage prepayments.

Performance and Strategy Review

Performance Comparison

Periods Ended 6/30/98                6 Months           12 Months
--------------------------------------------------------------------------------

Limited-Term
Bond Portfolio                          3.10%               7.30%

Lipper Variable Annuity
Underlying Short
Intermediate Investment-
Grade Debt Funds Average                2.80                6.45


Your fund finished the six-month period with a 3.10% total return, well ahead of the 2.80% gain for the Lipper Variable Annuity Underlying Short Intermediate Investment-Grade Debt Funds Average. That showing also helped the fund exceed its benchmark over the past 12 months with a 7.30% return. We added value by maintaining a slightly longer duration than the peer group at times and by overweighting corporate debt securities, particularly lower-quality, BBB rated issues with improving credit trends.

In the past six months, the fund took a somewhat more aggressive interest rate posture within its prescribed limitations. Currently, it carries a 3.9-year weighted average maturity and a 3.0-year weighted average effective duration, a bit longer (more interest rate sensitive) than six months ago. The persistently favorable interest rate environment, as well as low (and falling) domestic inflation, made this shift possible. As short-term rates slipped, the positioning provided the fund with attractive price gains.

The fund's success, however, owed more to its relatively high weighting in corporate bonds. Nearly half of fund assets was in corporates, with 15% in issues rated BBB and an additional 7% in noninvestment-grade bonds (the BB position in the accompanying table), which may be rated investment grade by some agencies but not others. These holdings not only offered a comparatively high income but also responded well to sustained economic growth and a broad trend toward improving credit quality. Nonetheless, the fund finished the period with relatively high AA- average credit quality.

The fund's sector positioning shifted as we rotated into better valued sectors when some of our best opportunities became fully valued. We maintained a relatively large corporate bond position in the utilities sector. We added significantly to industrials, where prices became more compelling after the sector earlier lagged the market. On the other hand, we reduced banking holdings after they performed strongly. We also picked up many attractively priced consumer products issues in response to the growing strength in consumer sentiment and demand. Some consumer issues continued to lag through the end of the period, though fortunately not enough to offset the portfolio's stronger performers or to drag down overall returns. Additionally, we cut back on our cash position; the freed-up assets were redeployed to high-quality asset-backed and government agency securities.


Outlook

The course of the domestic bond market will depend largely on how long the U.S. economy and inflation maintain their surprising balancing act. While adding uncertainty to 1998's second half growth outlook, the continuing Asian crisis may help keep inflation in a range that encourages Fed inaction.

As long as the Fed holds the line on interest rates and the economy and corporate profits remain favorable, we are likely to pursue a strategy that incorporates longer bonds and lower-quality corporate holdings. Should the environment change, we would probably increase holdings in asset-backed, federal agency, and mortgage-backed holdings.

Respectfully submitted,

Edward A. Wiese
President and
Chairman of the Investment Advisory Committee

July 22, 1998


Portfolio Highlights

Key Statistics

                                                       Periods
                                                         Ended
                                                       6/30/98
--------------------------------------------------------------------------------

Dividend Yield*

  6 months                                               5.86%

  12 months                                              6.00

Dividend Per Share

  6 months                                             $ 0.14

  12 months                                              0.29

Change in Price Per Share

  6 months (from $4.96 to $4.97)                       $ 0.01

  12 months (from $4.91 to $4.96)                        0.05

Weighted Average Maturity (years)                        3.9

Weighted Average Effective Duration (years)              3.0
--------------------------------------------------------------------------------

*Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.


Portfolio Highlights

Quality Diversification

                                            Percent of          Percent of
                                            Net Assets          Net Assets
                                              12/31/97             6/30/98
--------------------------------------------------------------------------------

Quality Rating*

  AAA                                              47%                 45%

  AA                                                6                   8

  A                                                25                  25

  BBB                                              18                  15

  BB                                                4                   7

  B                                                --                  --
--------------------------------------------------------------------------------
Weighted Average Quality                           AA                 AA-
--------------------------------------------------------------------------------

*Based on T. Rowe Price research.


Portfolio Highlights

Sector Diversification

                                            Percent of          Percent of
                                            Net Assets          Net Assets
Limited-Term Bond Portfolio                   12/31/97             6/30/98
--------------------------------------------------------------------------------

Corporate Bonds and Notes                          51%                 49%

  Industrial                                        7                  10

  Utilities                                        10                  10

  Consumer Products                                 3                   6

  Banking                                          10                   5

  Finance and Credit                                4                   4

  All Other                                        17                  14

Asset-Backed Securities                             3                   7

Mortgage-Backed Securities                         19                  15

U.S. Government Obligations                        15                  19

  U.S. Treasuries                                  13                  12

  Government Agency Obligations                     2                   7

Money Market Funds                                 11                   8

Other Assets Less Liabilities                       1                   2
--------------------------------------------------------------------------------

Total                                             100%                100%
--------------------------------------------------------------------------------


Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


Limited-Term Bond Portfolio

As of 6/30/98
                                                                Merrill-Lynch
                                                                1-5 Year
                                                                Corporate/
                                   Limited-Term                 Government
                                   Bond Portfolio               Bond Index

5/13/94                            10,000                       10,000

6/94                               10,046                       10,079

6/95                               10,814                       10,975

6/96                               11,215                       11,558

6/97                               11,941                       12,349

6/98                               12,813                       13,279


Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Limited-Term Bond Portfolio

Periods Ended 6/30/98

                                                      Since      Inception
                          1 Year      3 Years     Inception           Date
--------------------------------------------------------------------------------

                           7.30%        5.82%         6.18%        5/13/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Financial Highlights

T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)

                           For a share outstanding throughout each period
                         ----------------------------------------------------

                         6 Months       Year                          5/13/94
                            Ended      Ended                          through
                          6/30/98   12/31/97   12/31/96   12/31/95   12/31/94

NET ASSET VALUE

Beginning of period      $   4.93   $   4.93   $   5.06   $   4.92   $   5.00

Investment activities

  Net investment income      0.14       0.29       0.29       0.33       0.21
  Net realized and
  unrealized gain (loss)     0.04       0.03      (0.13)      0.14      (0.08)

  Total from
  investment activities      0.18       0.32       0.16       0.47       0.13

Distributions

  Net investment income     (0.14)     (0.29)     (0.29)     (0.33)     (0.21)

NET ASSET VALUE

End of period            $   4.97   $   4.96   $   4.93   $   5.06   $   4.92
                         ----------------------------------------------------

Ratios/Supplemental Data

Total return(C)              3.10%      6.74%      3.26%      9.88%      2.62%

Ratio of expenses to
average net assets           0.70%      0.70%      0.70%      0.70%      0.70%!

Ratio of net
investment income to
average net assets           5.79%!     5.91%      5.83%      6.60%      6.63%!

Portfolio turnover rate      25.6%      48.7%      97.7%      73.7%     146.0%!

Net assets,
end of period
in thousands)            $ 34,194   $ 24,280   $ 12,312   $  3,966   $  2,081

(C) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized.

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets

T. Rowe Price Limited-Term Bond Portfolio
June 30, 1998 (Unaudited)

                                             Par/Shares                Value
                                                                In thousands
--------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES  49.0%

Banking  5.1%

Banco Generale, (144a)
  7.70%, 8/1/02                           $        250            $      245

Bankers Trust of New York, Deb.
  9.50%, 6/14/00                                   300                   319

First Union, Sub. Notes
  9.45%, 6/15/99                                   100                   103

First USA Bank, MTN
  7.00%, 8/20/01                                   150                   155

HSBC Finance Nederland
  Gtd. Sub. Notes, (144a)
  7.40%, 4/15/03                                    80                    84

Kansallis Osake Pankki (New York)
  Sub. Notes
  10.00%, 5/1/02                                   100                   113

MBNA, Sub. Notes
  7.25%, 9/15/02                                   150                   155

Mercantile Safe Deposit & Trust
  6.53%, 7/3/00                                    200                   202

Midlantic, Deb.
  9.25%, 9/1/99                                    100                   104

Republic of New York, Deb.
  8.875%, 2/15/01                                  110                   117

Union Planters, Sub. Notes
  6.25%, 11/1/03                                   135                   135

                                                                       1,732

Consumer Products  5.8%

Anheuser Busch, Deb.
  8.75%, 12/1/99                                   100                   104

Beckman Instruments
  Sr. Notes, (144a)
  7.10%, 3/4/03                                    175                   176

Coca Cola Femsa
  8.95%, 11/1/06                                   125                   126

Grand Metropolitan, Gtd. Notes
  6.50%, 9/15/99                                   200                   201

Nabisco, 6.125%, 2/1/33                            250                   247

Pepsico, MTN
  5.75%, 1/2/03                                    300                   299

Philip Morris
  7.25%, 9/15/01                                   284                   291

Sony, 6.125%, 3/4/03                               325                   326

Watson Pharmaceuticals
  7.125%, 5/15/08                                  225                   227

                                                                       1,997

Consumer Services  0.8%

Tenet Healthcare
  Sr. Sub. Notes
  8.625%, 1/15/07                         $        250            $      256

                                                                         256

Energy and Petroleum  3.0%

PDV America
  7.875%, 8/1/03                                   400                   417

  Sr. Notes, 7.25%, 8/1/98                          75                    75

YPF Sociedad Anonima
  7.25%, 3/15/03                                   325                   316

Williams, 6.125%, 2/15/02                          225                   224

                                                                       1,032

Finance and Credit  4.1%

American Express Credit, Deb.
  8.50%, 6/15/99                                   100                   102

American General Finance
  5.875%, 7/1/00                                   125                   125

Amvescap, Sr. Notes, (144a)
  6.375%, 5/15/03                                  350                   352

Aristar, Sr. Notes
  7.875%, 2/15/99                                   50                    51

Finova Capital, MTN
  5.98%, 2/27/01                                   150                   150

Fleet Mortgage
  6.50%, 9/15/99                                   125                   126

General Electric Capital, MTN
  6.15%, 11/5/01                                   250                   252

Heller Financial
  5.625%, 3/15/00                                  100                    99

Penske Truck Leasing
  6.65%, 11/1/00                                   150                   152

                                                                       1,409

Industrials  9.7%

Alcan Aluminum, Deb.
  5.875%, 4/1/00                                   130                   130

Allied-Signal
  5.75%, 3/15/01                                   300                   298

Corning, Deb.
  8.75%, 7/15/99                                   100                   103

Eaton Off Shore, Gtd. Notes
  9.00%, 2/15/01                                   100                   107

General Motors Acceptance Corporation
  MTN, 6.625%, 4/24/00                             100                   101

Hutchison Whampoa Finance, (144a)
  6.95%, 8/1/07                                    400                   346

Ingersoll Rand, Sr. Notes
  6.255%, 2/15/01                         $        250            $      251

International Paper, Deb.
  9.70%, 3/15/00                                   100                   106

Lockheed
  6.75%, 3/15/03                                   325                   333

  Deb., 9.375%, 10/15/99                            15                    15

Northrop Grumman
  8.625%, 10/15/04                                 300                   335

Oracle, Sr. Notes
  6.91%, 2/15/07                                   250                   256

Praxair, 6.15%, 4/15/03                            300                   300

USA Waste Services, Sr. Notes
  6.50%, 12/15/02                                  325                   326

Waste Management
  6.625%, 7/15/02                                  300                   303

                                                                       3,310

Insurance  1.7%

Chubb, Deb.
  8.75%, 11/15/99                                   70                    71

Lincoln National
  6.50%, 3/15/08                                   340                   343

Nationwide Mutual Insurance, (144a)
  6.50%, 2/15/04                                   149                   151

                                                                         565

Investment Dealers  1.7%

Lehman Brothers, Sr. Sub. Notes
  7.25%, 4/15/03                                   325                   338

Salomon Smith Barney Holdings
  7.30%, 5/15/02                                   250                   259

                                                                         597

Media and Communications  3.3%

Cox Communications
  8.875%, 3/1/01                                   300                   320

NWCG Holdings
  Sr. Secured Disc. Notes
  Zero Coupon, 6/15/99                             150                   142

Time Warner, (144a)
  6.10%, 12/30/01                                  350                   348

Viacom
  6.75%, 1/15/03                                   150                   151

  Sr. Notes, 7.75%, 6/1/05                         150                   160

                                                                       1,121

Retail  0.9%

Dayton Hudson
  6.625%, 3/1/03                                   200                   204

  7.50%, 3/1/99                           $        100            $      101

                                                                         305

Transportation  3.3%

CSX, 9.50%, 8/1/00                                 150                   160

Delta Air Lines, Deb.
  9.875%, 5/15/00                                  185                   197

ERAC USA Finance, (144a)
  6.375%, 5/15/03                                  325                   322

Norfolk Southern
  7.875%, 2/15/04                                  270                   290

Northwest Airlines
  8.375%, 3/15/04                                  150                   155

                                                                       1,124

Utilities  9.6%

Baltimore Gas & Electric
  1st Mtg. Notes
  8.40%, 10/15/99                                  100                   103

CE Electric UK Funding
  Sr. Notes, (144a)
  6.853%, 12/30/04                                 300                   309

Cleveland Electric, Secured Notes
  7.19%, 7/1/00                                    150                   152

Entergy Mississippi
  6.45%, 4/1/08                                    350                   348

Houston Lighting & Power, MTN
  6.10%, 3/1/00                                    125                   126

MCI Communications, Sr. Notes
  7.125%, 1/20/00                                  100                   102

Midamerican Energy, Sr. Notes
  6.50%, 12/15/01                                  100                   101

Niagara Mohawk Power
  7.375%, 8/1/03                                   225                   234

  Sr. Notes, 7.25%, 10/1/02                        325                   325

Orange & Rockland Utilities, Deb.
  6.14%, 3/1/00                                     50                    50

Pacific Gas & Electric
  1st Mtg. Bonds
  8.75%, 1/1/01                                    200                   213

Progress Capital Holdings
  MTN, (144a)
  6.88%, 8/1/01                                    150                   153

Public Service Electric & Gas
  Mtg. Bonds, 8.875%, 6/1/03                       175                   195

  1st Ref. Mtg. Bonds
  6.25%, 1/1/07                                     75                    76

Texas NM Power, 1st Mtg. Bonds
  9.25%, 9/15/00                          $        300            $      316

Texas Power, Secured Deb.
  10.75%, 9/15/03                                  300                   325

United Illuminating
  6.25%, 12/15/02                                  160                   159

                                                                       3,287

Total Corporate Bonds and Notes
(Cost $16,666)                                                        16,735


ASSET-BACKED SECURITIES  7.3%

Auto-Backed  0.4%

Banc One Auto Grantor Trust
  6.27%, 11/20/03                                  130                   131

                                                                         131

Credit Card-Backed  1.0%

Fingerhut Master Trust
  6.07%, 2/15/05                                   325                   325

                                                                         325

Home Equity Loans-Backed  0.9%

IMC Home Equity Loan Trust
  6.36%, 8/20/22                                   325                   325

                                                                         325

Receivables-Backed  3.1%

Amresco Residential Securities
  6.925%, 6/25/25                                  350                   355

Green Tree Financial
  8.35%, 3/15/20                                   100                   102

Harley Davidson Eaglemark
  5.94%, 2/15/04                                   125                   125

  6.35%, 10/15/02                                   50                    51

NPF, 6.22%, 6/1/02                                 325                   325

Yamaha Motor Master Trust
  6.20%, 5/15/03                                   100                   100

                                                                       1,058

Utility "Stranded" Asset Trust  1.9%

California Infrastructure
  6.25%, 6/25/04                                   150                   151

  6.38%, 9/25/08                                   500                   508

                                                                         659

Total Asset-Backed Securities (Cost $2,491)                            2,498


U.S. GOVERNMENT OBLIGATIONS  19.4%

U.S. Government Agency Obligations  7.0%

Federal National Mortgage Assn.
  5.75%, 4/15/03                          $      1,500            $    1,501

  Deb., 6.15%, 12/14/01                            150                   150

  MTN
  7.15%, 4/11/07                                   425                   462

  7.65%, 10/6/06                                   100                   102

U.S. Department Housing & Urban
  Development, 6.49%, 8/1/07                       175                   180

                                                                       2,395

U.S. Treasury Obligations  12.4%

U.S. Treasury Notes
  6.375%, 4/30 - 5/15/99                           610                   614

  6.50%, 8/31/01 - 10/15/06                      1,625                 1,697

  6.875%, 3/31/00                                  200                   205

  7.25%, 5/15/04                                 1,600                 1,736

                                                                       4,252

Total U.S. Government Obligations
(Cost $6,555)                                                          6,647


U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  15.3%

U.S. Government Agency Obligations  13.6%

Federal Home Loan Mortgage
  5 year balloon
  5.00%, 6/1/99                                     75                    75

  6.00%, 4/1/99                                     24                    24

  7 year balloon
  6.50%, 12/1/99 - 5/1/05                        1,616                 1,626

  CMO, 6.92%, 1/25/12                              120                   121

  REMIC
  5.40%, 10/15/12                                   97                    96

  5.50%, 6/15/13                                    71                    71

  6.00%, 8/15/06 - 1/15/08                       1,500                 1,502

  6.50%, 1/15/17                                   184                   184

  6.75%, 10/15/03                                  107                   107

Federal National Mortgage Assn.
  7.00%, 4/1/09                                    377                   385

  9.00%, 5/1/05                                    370                   379

  REMIC
  5.35%, 9/25/02                                    74                    74

  7.50%, 8/25/05                                    23                    23

                                                                       4,667

U.S. Government Guaranteed Obligations  1.7%

Government National Mortgage Assn.
  I
  6.50%, 5/15/09                          $        450            $      455

  10.00%, 11/15/09 - 4/15/19                        79                    88

  Midget, I
  10.00%, 11/15/00 - 2/15/01                        22                    23

  10.50%, 6/15/99                                   12                    13

                                                                         579

Total U.S. Government Mortgage-Backed Securities
(Cost $5,209)                                                          5,246


MUNICIPAL BONDS  0.1%

Taxable Municipal  0.1%

University of Miami, GO
  6.90%, 4/1/04                                     25                    26

Total Municipal Bonds (Cost $25)                                          26


WARRANTS  0.0%

Hotels and Gaming  0.0%

President Casinos !*+                                1                  --

Total Warrants (Cost $1)                                                --


MONEY MARKET FUNDS  7.4%

Reserve Investment Fund
  5.69% #                                        2,535                 2,535

Total Money Market Funds (Cost $2,535)                                 2,535

Total Investments in Securities

98.5% of Net Assets (Cost $33,482)                                $   33,687

Other Assets Less Liabilities                                            507

NET ASSETS                                                        $   34,194
                                                                  ----------

Net Assets Consist of:

Accumulated net investment income -
net of distributions                                              $      (22)

Accumulated net realized gain/loss -
net of distributions                                                     (33)

Net unrealized gain (loss)                                               205

Paid-in-capital applicable to 6,877,450
  shares of $0.0001 value capital stock
  outstanding; 1,000,000,000 shares of the
  Corporation authorized                                              34,044

NET ASSETS                                                        $   34,194
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $     4.97
                                                                  ----------

    !  Private Placement
    *  Non-income producing
    +  Securities contain some restrictions as to public resale.
    #  Seven-day yield
  CMO  Collateralized Mortgage Obligation
   GO  Government Obligation
  MTN  Medium Term Note
REMIC  Real Estate Mortgage Investment Conduit
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers-total of such securities at period-end amounts to 7.3% of net assets.

The accompanying notes are an integral part of these financial statements.


Statement of Operations

T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
In thousands

                                                                  6 Months
                                                                     Ended
                                                                   6/30/98

Investment Income

Income
Interest income                                                  $     903

Expenses
Investment management and administrative                                97

Net investment income                                                  806

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                  57
Change in net unrealized gain or loss on securities                    (16)

Net realized and unrealized gain (loss)                                 41

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $     847
                                                                 ---------

The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets

T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
In thousands

                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/98            12/31/97

Increase (Decrease) in Net Assets

Operations

  Net investment income                       $        806         $        969
  Net realized gain (loss)                              57                  (20)
  Change in net unrealized
  gain or loss                                         (16)                 196

  Increase (decrease) in
  net assets from operations                           847                1,145

Distributions to shareholders

  Net investment income                               (805)                (970)

Capital share transactions*

  Shares sold                                       13,226               17,436
  Distributions reinvested                             801                  970
  Shares redeemed                                   (4,155)              (6,613)

  Increase (decrease) in
  net assets from capital
  share transactions                                 9,872               11,793

Net Assets

Increase (decrease)
during period                                        9,914               11,968
Beginning of period                                 24,280               12,312

End of period                                 $     34,194         $     24,280
                                              ---------------------------------

*Share information
  Shares sold                                        2,659                3,539
  Distributions reinvested                             161                  197
  Shares redeemed                                     (835)              (1,343)

  Increase (decrease)
  in shares outstanding                              1,985                2,393

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements

T. Rowe Price Limited-Term Bond Portfolio
June 30, 1998 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on May 13, 1994. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuationo Debt securities are generally traded in the over-the-counter market. Investments in securities originally issued with maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discountso Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Othero Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $323,000 and $331,000, respectively, for the six months ended June 30, 1998. Purchases and sales of U.S. government securities aggregated $2,825,000 and $220,000, respectively, for the six months ended June 30, 1998.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $86,000, of which $70,000 expires in 2004, and $16,000 in 2005.

At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $33,482,000, and net unrealized gain aggregated $205,000, of which $297,000 related to appreciated investments and $92,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, computed daily and paid monthly, equal to 0.70% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees.

Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $53,000 and are reflected as interest income in the accompanying Statement of Operations.


Invest With Confidence(registered trademark)
T. Rowe Price

100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price Investment Services, Inc., Distributor

TRP656 (6/98)                                                K15-054  6/30/98